OPERATING SEGMENTS DISCLOSURES (Details Narrative)	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segment	Sep. 30, 2024 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | Segment			4
Intersegment sales	$ 568,549,000	$ 372,488,000	$ 1,463,277,000	$ 914,009,000
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Intersegment sales	$ 0	$ 0	$ 0	$ 0